SCHEDULE OF FORTH REPORTING REVENUE INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 398	$ 436	$ 497
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		162	162	250
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		63	202	172
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		32		40
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		7	55
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		74
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	[1]	$ 60	$ 17	$ 35

[1]	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.